Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Voyage expenses	$ 93,045	$ 115,072
Consultancy fees	(267)	(327)
Directors compensation	(91)	(87)
General and administrative expenses	(17,427)	(14,991)
Management fees	(9,605)	(9,202)
Charter - in hire expenses	(7,342)	(14,053)
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(1,890)	(1,890)
Augustea Technoservices Ltd and affiliates [Members]
Related Party Transaction [Line Items]
Voyage expenses	(165)	(0)
Management fees	(3,258)	(3,276)
Hartree Marine Fuels LLC [Member]
Related Party Transaction [Line Items]
Voyage expenses	(4,576)	(0)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(21)	(19)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(101)	(143)
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	(4,054)	(1,654)
Sydelle [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	0	(540)
Coromel [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	$ 0	$ (249)